DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED - Schedule of Deferred Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Balance, beginning of year	$ 776
Balance, end of year	1,732	$ 776
Direct Business Written
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Balance, beginning of year	776	0
Costs capitalized	720	775
Amortization and other	(335)	1
Balance, end of year	$ 1,732	$ 776